SCHEDULE OF DEPOSITS ON AIRCRAFT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Gulfstream aircraft deposits		$ 36,000
Total deposits on aircraft		36,000
Less current portion		(36,000)
Total deposits on aircraft non-current